Loss/(gain) on sale/write off of assets and others (net)	12 Months Ended
Mar. 31, 2023
Assets [abstract]
Loss/(gain) on sale/write off of assets and others (net)
43.	Loss/(gain) on sale/write off of assets and others (net)
The Company has written off certain property, plant and equipment and intangible assets amounting to Rs.5,164.2 million, Rs.366.5 million and Rs.5,626.8 million for the year ended March 31, 2023, 2022 and 2021 and recorded a loss/(gain) on sale of assets of Rs.94.7 million, Rs.(921.9) million and Rs.(2,532.2) million for the year ended March 31, 2023, 2022 and 2021.